Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Property and equipment
7	Property and equipment

	December 31, 2022	December 31, 2023
	RMB	RMB

Office and other equipment	18,167,730	20,395,676
Leasehold improvements	16,904,137	16,192,039
Motor vehicles	2,372,413	3,095,131
Less: accumulated depreciation	(35,160,018)	(31,523,896)
Total	2,284,262	8,158,950

Total depreciation expense for the years ended December 31, 2022 and 2023 was RMB1,722,640 and RMB1,234,129, respectively, which were recorded in other expenses in each year.